Fair Value Measurements and Investments - Schedule of Fair Value Assets and Liabilities Using Level 3 Inputs (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Contingent consideration
Reclassification of participating Earnout Shares		$ 0	$ (2,700)	$ (32,800)
Total
Reclassification of participating Earnout Shares		$ 0	$ (2,700)	$ (32,800)
Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Total Change in fair value of investments, net	Total Change in fair value of investments, net	Total Change in fair value of investments, net
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Change in fair value of contingent consideration	Change in fair value of contingent consideration	Change in fair value of contingent consideration
Investments at fair value
Change in fair value of investments, net		$ (5,380)	$ (14,701)	$ 932
Contingent consideration
Change in contingent consideration		300	39,348	603
Reclassification of participating Earnout Shares			2,659	32,790
OYA bankruptcy claim receivable
Beginning balance	$ 0	0	0	0
Divestiture and bankruptcy claim approval of OYA		12,692
Ending balance		0	0	0
Total
Beginning balance	73,353	73,836	52,571	16,854
Contributions to investees		219	734	5,298
Return of capital		7,378		(3,906)
Change in fair value of investments, net		(5,380)	(14,701)	932
Change in contingent consideration		300	39,348	603
Reclassification of participating Earnout Shares			2,659	32,790
Ending balance		73,353	73,836	52,571
Level 3 | GDEV OYA Lender
OYA bankruptcy claim receivable
Contribution to GDEV OYA Lender		(12,692)
Total
Contributions to investees		0
Return of capital		(3,000)	(6,775)
Contingent consideration | Level 3
Contingent consideration
Beginning balance	$ 0	(300)	(42,307)	(75,700)
Change in contingent consideration		300	39,348	603
Reclassification of participating Earnout Shares			2,659	(32,790)
Ending balance		0	(300)	(42,307)
Total
Change in contingent consideration		300	39,348	603
Reclassification of participating Earnout Shares			2,659	(32,790)
Investments at fair value | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Total Change in fair value of investments, net
Investments at fair value
Beginning balance	$ 73,353	74,136	94,878	92,554
Contributions to investees		219	734	5,298
Return of capital		(5,314)		(3,906)
Change in fair value of investments, net	(5,128)	(5,380)	(14,701)	932
Ending balance	68,225	73,353	74,136	94,878
Total
Change in fair value of investments, net	$ (5,128)	(5,380)	(14,701)	$ 932
Investments at fair value | Level 3 | GDEV OYA Lender
Investments at fair value
Contributions to investees		12,692
Return of capital		$ (3,000)	$ (6,775)